Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Inventories in the opening balance	€ 906	€ 965	€ 827
Business related variations	(70)	(64)	138
Changes in the scope of consolidation		2	2
Translation adjustment	(8)	2	(1)
Reclassifications and other items	(14)	1	(1)
Inventories in the closing balance	€ 814	€ 906	€ 965